Restructure - Additional Information (Detail) $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2016 USD ($) Position	Oct. 31, 2016 Position	Feb. 29, 2016 USD ($) Employee	Dec. 31, 2016 USD ($)
Restructuring And Related Activities [Abstract]
Reduction in workforce	5	14	11
Percentage of workforce reduction		48.00%	27.00%
Expenses on workforce reduction	$ 0.7		$ 0.4	$ 1.1